Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable, net consist of the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	118,055,506	93,617,307
Less: allowance for credit loss	(8,875,133)	(20,164,070)
Accounts receivable, net	109,180,373	73,453,237

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2021, 2022 and 2023:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1	12,573,550	13,845,960	8,875,133
Addition (Reversal)	2,182,083	(4,970,827)	11,809,161
Write offs	(909,673)	—	(520,224)
Balance as of December 31	13,845,960	8,875,133	20,164,070